Derivative Financial Instruments - Disclosure of Detailed Information About Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Not later than one year [member] | BRL [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 164,780
Not later than one year [member] | MXP [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	24,000
Later than one year and not later than two years [member] | BRL [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	14,501
Later than one year and not later than two years [member] | MXP [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,000
Purchased call options [member] | BRL [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Weighted average USD:BRL rates	4,510
Purchased call options [member] | MXP [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Weighted average USD:BRL rates	21,750
Written put options [member] | BRL [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Weighted average USD:BRL rates	5,170
Written put options [member] | MXP [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Weighted average USD:BRL rates	25,990